Prepaid Land Lease Payments	12 Months Ended
Dec. 31, 2020
Prepaid Land And Lease Payments [Abstract]
Prepaid Land Lease Payments

8.	Prepaid Land Lease Payments

	December 31,
	2020	2019
Prepaid land lease payments	$11,066	$10,372
Less: accumulated amortization	2,819	2,407
Net carrying value	$8,247	$7,965

Prepaid land lease payments of Sinovac Dalian with a net book value of $2,196 (RMB 14.3 million) were pledged as collateral (note 11 (f)) for a bank loan from Guangdong Development Bank.

Amortization expense for prepaid land lease payments for the year ended December 31, 2020 was $238 (2019 - $238, 2018 - $249).